Expenses and net other income	12 Months Ended
Dec. 31, 2025
Expenses And Net Other Income [Abstract]
Expenses and net other income

19. EXPENSES AND NET OTHER INCOME

A. Changes in inventories and raw materials and consumables used

Details of changes in inventories and raw materials and consumables used are as follows:

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Consumption of finished goods, raw materials and other consumables	86,186	93,426	87,933
Scrap stock, slow moving & obsolete accrual	(78)	5,275	999
Work carried out by other companies	3,567	8,176	6,571
Impairment of assets (see Note 11)	(93)	1,043	—
Total	89,582	107,920	95,503

Changes to inventories are recorded within the consumption of finished goods, raw materials and other consumables caption.

B. Operating expenses

Operating expenses are primarily as follows:

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Professional services	8,565	11,686	11,591
Marketing expenses	3,038	4,831	10,387
Delivery	5,123	4,462	4,580
External temporary workers	1,669	2,306	2,599
Office expense	5,763	7,428	7,970
Insurance premium	1,711	1,918	2,330
Utilities and similar expenses	3,733	4,573	3,310
Online platforms fees	637	385	1,212
Customs duty tax	1,747	533	577
Travel expenses	1,825	2,164	2,581
Short-term and low value leases	786	1,785	2,314
Bank Services	434	822	738
Sales commissions	1,120	799	867
Non recurrent expenses	2,430	242	143
Expected credit loss for trade and other receivables (Note 12)	154	(176)	(120)
Repairs	1,711	2,246	1,362
Other impairment and losses (see Note 12)	777	2,264	2,013
Warranty provision (see Note 16)	(1,193)	555	1,299
Other	2,671	5,266	4,035
Total	42,701	54,089	59,788

C. Net other income

Details of Net other income are primarily as follows:

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Negative Goodwill	—	—	11,166
Subsidies (Note 17)	1,965	1,198	1,706
Impact of disposals tangible assets (see Note 8)	(61)	(1,029)	—
Impact of disposals intangible assets (see Note 10)	—	(355)	—
Other	(1,530)	211	1,388
Total	374	25	14,260